Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment, net estimated useful lives
Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of acquired intangible assets, net estimated average useful lives
License and related trademarks	10-15 years
Completed technology	5 years
Customer relationship	4-5 years

Schedule of revenue recognition, net
	Years ended December 31,
	2015	2016

Commodities trading gains	$53,776,323	$44,841,125
Commission income	22,913,704	13,283,933
Carrying charges	3,012,627	1,851,659
	$79,702,654	$59,976,717

Schedule of accounts receivable by customers
	Year ended December 31,
	2015		2016
	Amount	%	Amount		%

A	$4,245,971	25.9	$	*	*
B	*	*		$4,010,897	18.3

*	Represented less than 10% of consolidated account receivable balance.